Loss Per Share - Schedule of Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Diluted Net Loss Per Share [Line Items]
Antidilutive securities	432,183	322,045	157,305
Stock Options [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Antidilutive securities	132,196	322,045	157,305
Warrants (Excluding pre-funded) [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Antidilutive securities	238,129
Convertible preferred shares and PPCs [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Antidilutive securities	61,858